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                     UNITED STATES                            OMB APPROVAL
                                                        ------------------------
           SECURITIES AND EXCHANGE COMMISSION           OMB Number:    3235-0456
                 Washington, D.C. 20549                 Expires: August 31, 2000
                                                        Estimated average burden
                                                        hours per response.....1
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                       FORM 24F-2
            ANNUAL NOTICE OF SECURITIES SOLD
                 PURSUANT TO RULE 24F-2

        Read instructions at end of Form before preparing Form.

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     1.   Name and address of issuer:

          PaineWebber Managed Municipal Trust
          1285 Avenue of the Americas
          New York, NY 10019

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     2.   The name of each series or class of securities  for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|


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     3.   Investment Company Act File Number:

               811-3946

          Securities Act File Number:

                2-89016


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     4(a).Last day of fiscal year for which this Form is filed:

               June 30, 1999

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     4(b).|_| Check box if this Form is being  filed  late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

    NOTE: IF  THE  FORM  IS  BEING  FILED  LATE, INTEREST  MUST  BE  PAID ON THE
          REGISTRATION FEE DUE.

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     4(c).|_| Check box if this is the last time the issuer  will be filing this
          Form.



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

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
        5.    Calculation of registration fee:

            (i)  Aggregate sale price of                                           $    6,207,133,516
                                                                                   ------------------
                 securities sold during the
                 fiscal year pursuant to section
                 24(f):

            (ii) Aggregate price of securities
                 redeemed or repurchased during             $     6,165,319,327
                 the fiscal year                            -------------------

           (iii) Aggregate price of securities
                 redeemed or repurchased during
                 any PRIOR fiscal year ending no
                 earlier than October 1, 1995
                 that were not previously used to
                 reduce registration fees payable
                 to the Commission:                         $                0
                                                            -------------------

            (iv) Total available redemption credits [add Items 5(ii)              - $   6,165,319,327
                 and 5(iii)]:                                                       -----------------


            (v)  Net sales - if item 5(i) is
                 greater than Item 5(iv)
                 [subtract item 5(iv) from Item                                     $      41,814,189
                 5(i)]:                                                             -----------------

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            (vi) Redemption credits available for
                 use in future years  -- if Item
                 5(i) is less than Item 5(iv)
                 [subtract Item 5(iv) from Item             $(               0)
                 5(i)]:                                     -------------------
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           (vii) Multiplier for determining
                 registration fee (See                                            = $        0.000278
                 Instruction C.9):                                                  -----------------

          (viii) Registration fee due [multiply
                 Item 5(v) by Item 5(vii)] (enter
                 "0" if no fee is due):                                           = $       11,624.34
                                                                                    -----------------
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        6.    Prepaid Shares

              If the response to Item 5(i) was determined by deducting an amount of securities  that were  registered  under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before  October 11, 1997,  then report the amount of  securities  (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered  pursuant to rule 24e-2 remaining  unsold at the end of the fiscal year for which this form is filed  that are  available  for use by the issuer in future  fiscal years, then state that number here: 0.

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       7.     Interest  due - if this Form is being  filed  more  than 90 days  after the end of the
              Issuer's fiscal year (see Instruction D):

                                                                                  + $               0
                                                                                     ----------------

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        8.    Total of the amount of the  registration  fee due plus any interest due [line  5(viii)
              plus line 7]:

                                                                                  = $       11,624.34
                                                                                    =================

                                                2

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       9.     Date the registration  fee and any interest payment was sent to the Commission's  lockbox depository:

              September 24, 1999

                      Method of Delivery:

                                    |X|    Wire Transfer

                                    |_|    Mail or other means

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

                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Barney A. Taglialatela
                             ----------------------------------------
                             Barney A. Taglialatela
                             ----------------------------------------
                             Vice President and Assistant Treasurer
                             ----------------------------------------

Date:   September 27, 1999
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*Please print the name and title of the signing officer below the signature.